Acquisition of the Oriental VIP Room (Details 3) (VIP Room [Member], USD $)	12 Months Ended
Dec. 31, 2013
VIP Room [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
2013	$ 21,650,051
2014	14,878,218
Total Contingent Consideration	$ 36,528,269